Pension Plan and Employee Benefits (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Pension Plan and Employee Benefits
Note 9 — Pension Plan and Employee Benefits

Pension Plan and Other Benefits Plan

Employees hired before August 1, 2007, are covered by a non-contributory, defined benefit pension plan. In September 2019, Cleco made a $12.3 million discretionary contribution to the pension plan. Based on updated funding assumptions at December 31, 2019, management estimates that $66.5 million in pension contributions will be required through 2024. Cleco expects to make a $15.5 million minimum required contribution to the pension plan in 2020.

Cleco Power is the plan sponsor and Support Group is the plan administrator. The plan was amended on February 4, 2019, to include certain former NRG Energy employees who are now Cleco Cajun employees. The Cleco Cajun employees are eligible to participate as a cash balance participant and are credited with all service that was credited to them under the NRG Pension Plan as of February 4, 2019. Benefits under the plan amendment reflect an employee’s years of service, age at retirement, and accrued benefit at retirement.

Cleco’s retirees may be eligible to receive Other Benefits. Dependents of Cleco’s retirees may also be eligible to receive Other Benefits with the exception of life insurance benefits.

The non-service components of net periodic pension and Other Benefits cost are included in Other income (expense), net within Cleco and Cleco Power’s Condensed Consolidated Statements of Income. The components of net periodic pension and Other Benefits cost for the three months ended March 31, 2020, and 2019 were as follows:

	PENSION BENEFITS		OTHER BENEFITS
	FOR THE THREE MONTHS ENDED MAR. 31,		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019	2020	2019
Components of periodic benefit costs
Service cost	$2,328	$2,067	$508	$288
Interest cost	5,130	5,650	410	400
Expected return on plan assets	(6,245)	(6,622)	—	—
Amortizations
Prior period service credit	(15)	(18)	—	—
Net loss (gain)	3,672	1,875	339	(45)
Net periodic benefit cost	$4,870	$2,952	$1,257	$643

Because Cleco Power is the pension plan sponsor and the related trust holds the assets, the net unfunded status of the pension plan is reflected at Cleco Power. The liability of Cleco’s other subsidiaries is transferred with a like amount of assets to Cleco Power monthly. The expense of the pension plan related to Cleco’s other subsidiaries for the three months ended March 31, 2020, was $0.4 million. The expense of the pension plan related to Cleco’s other subsidiaries for the three months ended March 31, 2019, was $0.5 million.

Cleco Holdings is the plan sponsor for the other benefit plans. There are no assets set aside in a trust, and the liabilities are reported on the individual subsidiaries’ financial statements. The expense related to other benefits reflected in Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2020, was $1.2 million. The expense related to other benefits reflected in Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2019, was $0.7 million. The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,401	$4,401
Non-current	$48,175	$48,321

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$3,815	$3,815
Non-current	$41,994	$42,080

SERP

Certain Cleco officers are covered by SERP. Cleco does not fund the SERP liability, but instead pays for current benefits out of the general funds available. Cleco Power has formed a rabbi trust. The life insurance policies issued on SERP participants designate the rabbi trust as the beneficiary. Market conditions could have a significant impact on the cash surrender value of the life insurance policies. Proceeds from the life insurance policies are expected to be used to pay the SERP participants’ death benefits, as well as future SERP payments. However, because SERP is a non-qualified plan, the assets of the trust could be used to satisfy general creditors of Cleco Power in the event of insolvency. All SERP benefits are paid out of the general cash available of the respective companies that employed the officer. Cleco Power is the plan sponsor and Support Group is the plan administrator.

The non-service components of net periodic benefit cost related to SERP are included in Other income (expense), net within Cleco and Cleco Power’s Condensed Consolidated Statements of Income. The components of the net periodic benefit cost related to SERP for the three months ended March 31, 2020, and 2019 were as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Components of periodic benefit costs
Service cost	$95	$113
Interest cost	733	825
Amortizations
Prior period service credit	(40)	(35)
Net loss	757	392
Net periodic benefit cost	$1,545	$1,295

The expense related to SERP reflected on Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2020, was $0.2 million. The expense related to SERP reflected on Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2019, was $0.3 million.

Liabilities relating to SERP are reported on the individual subsidiaries’ financial statements. The current and non-current portions of the SERP liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,599	$4,599
Non-current	$84,219	$84,529

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$760	$760
Non-current	$13,863	$13,964

401(k) Plan

Cleco’s 401(k) Plan is intended to provide active, eligible employees with voluntary, long-term savings and investment opportunities. The 401(k) Plan is a defined contribution plan and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974. In accordance with the 401(k) Plan, employer contributions are made in the form of cash. Cash contributions are invested in proportion to the participant’s voluntary contribution investment choices. Participation in the Plan is voluntary, and active Cleco employees are eligible to participate. Cleco’s 401(k) Plan was amended upon the close of the Cleco Cajun Transaction to include Cleco Cajun employees. Cleco’s 401(k) Plan expense for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$3,256	$2,267

Cleco Power is the plan sponsor for the 401(k) Plan. The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$1,662	$930

Note 10 — Pension Plan and Employee Benefits

Pension Plan and Other Benefits Plan

Employees hired before August 1, 2007, are covered by a non-contributory, defined benefit pension plan. Benefits under the plan reflect an employee’s years of service, age at retirement, and highest total average compensation for any consecutive five calendar years during the last ten years of employment with Cleco. Cleco’s policy is to base its contributions to the employee pension plan upon actuarial computations utilizing the projected unit credit method, subject to the IRS’s full funding limitation. On September 12, 2019, Cleco made a $12.3 million discretionary contribution to the pension plan. Cleco did not make any required or discretionary contributions to the pension plan in 2018 or 2017. Cleco expects to make $83.0 million discretionary contributions in 2020, which would reduce the future required contributions. The required contributions are driven by liability funding target percentages set by law which could cause the required contributions to be uneven among the years. Based on funding assumptions at December 31, 2019, management estimates that $61.8 million in pension contributions will be required through 2024. Future discretionary contributions may be made depending on changes in assumptions, the ability to utilize the contribution as a tax deduction, and requirements concerning recognizing a minimum pension liability. Adverse changes in assumptions or adverse actual events could cause additional minimum contributions. The ultimate amount and timing of the contributions may be affected by changes in the discount rate, changes in the funding regulations, and actual returns on fund assets. Cleco Power is the plan sponsor and Support Group is the plan administrator.

The pension plan was amended on February 4, 2019, to include certain former NRG Energy employees who are now Cleco Cajun employees. The Cleco Cajun employees are eligible to participate as a cash balance participant and are credited with all service that was credited to them under the NRG Pension Plan as of February 4, 2019. Benefits under the plan amendment reflect the employee’s years of service, age at retirement, and accrued benefit at retirement.

Cleco’s retirees may be eligible to receive Other Benefits. Dependents of Cleco’s retirees may also be eligible to receive Other Benefits with the exception of life insurance benefits. Cleco recognizes the expected cost of Other Benefits during the periods in which the benefits are earned.

The employee pension plan and Other Benefits plan obligation, plan assets, and funded status at December 31, 2019, and 2018 are presented in the following table:

	PENSION BENEFITS		OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,		FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at beginning of period	$530,936	$567,215	$40,455	$43,203
Service cost	8,414	9,507	1,191	1,320
Interest cost	22,485	20,860	1,646	1,465
Plan participants’ contributions	—	—	1,229	1,224
Actuarial loss (gain)	73,655	(42,935)	13,897	(1,106)
Expenses paid	(2,933)	(2,786)	—	—
Benefits paid	(22,234)	(20,925)	(5,696)	(5,651)
Benefit obligation at end of period	610,323	530,936	52,722	40,455
Change in plan assets
Fair value of plan assets at beginning of period	391,933	444,089	—	—
Actual return on plan assets	81,081	(28,884)	—	—
Employer contributions	12,250	—	—	—
Expenses paid	(2,933)	(2,786)	—	—
Adjustment	—	439	—	—
Benefits paid	(22,234)	(20,925)	—	—
Fair value of plan assets at end of period	460,097	391,933	—	—
Unfunded status	$(150,226)	$(139,003)	$(52,722)	$(40,455)

The employee pension plan accumulated benefit obligation at December 31, 2019, and 2018 is presented in the following table:

	PENSION BENEFITS
	AT DEC. 31,
(THOUSANDS)	2019	2018
Accumulated benefit obligation	$568,354	$491,522

The following table presents the net actuarial gains/losses and prior service costs/credits included in other comprehensive income for Other Benefits and in regulatory assets for pension related to current year gains and losses as a result of being included in net periodic benefit costs for the employee pension plan and Other Benefits plan for December 31, 2019, and 2018:

	PENSION BENEFITS		OTHER BENEFITS
	AT DEC. 31,		AT DEC. 31,
(THOUSANDS)	2019	2018	2019	2018
Net actuarial loss (gain) occurring during period	$19,075	$9,722	$13,897	$(1,106)
Net actuarial loss amortized during period	$7,849	$12,313	$21	$135
Prior service credit amortized during period	$(71)	$(71)	$—	$—

The following table presents net actuarial gains/losses and prior service costs/credits in accumulated other comprehensive income for Other Benefits and in regulatory assets for pension that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2020 for the employee pension plan and Other Benefits plans at December 31, 2020, 2019, and 2018:

	PENSION BENEFITS			OTHER BENEFITS
	AT DEC. 31,			AT DEC. 31,
(THOUSANDS)	2020	2019	2018	2020	2019	2018
Net actuarial loss	$14,824	$151,603	$140,377	$1,355	$15,732	$1,814
Prior service credit	$(60)	$(60)	$(131)	$—	$—	$—

The non-service components of net periodic pension and Other Benefits cost are included in Other income (expense), net within Cleco and Cleco Power’s Consolidated Statements of Income. The components of net periodic pension and Other Benefits costs for 2019, 2018, and 2017 are as follows:

	PENSION BENEFITS			OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017	2019	2018	2017
Components of periodic benefit costs
Service cost	$8,414	$9,507	$9,039	$1,191	$1,320	1,446
Interest cost	22,485	20,860	21,648	1,646	1,465	1,569
Expected return on plan assets	(26,502)	(23,773)	(24,064)	—	—	—
Amortizations
Prior service credit	(71)	(71)	(71)	—	—	—
Net loss (gain)	7,849	12,312	10,008	21	135	(50)
Net periodic benefit cost	$12,175	$18,835	$16,560	2,858	$2,920	$2,965

Because Cleco Power is the pension plan sponsor and the related trust holds the assets, the net unfunded status of the pension plan is reflected at Cleco Power. The liability of Cleco’s other subsidiaries is transferred with a like amount of assets to Cleco Power monthly. The expense of the pension plan related to Cleco’s other subsidiaries for the years ended December 31, 2019, 2018, and 2017 was $2.2 million, $2.0 million, and $1.8 million, respectively.

Cleco Holdings is the plan sponsor for the other benefit plans. There are no assets set aside in a trust and the liabilities are reported on the individual subsidiaries’ financial statements. The expense related to Other Benefits reflected in Cleco Power’s Consolidated Statements of Income for the years ended December 31, 2019, 2018, and 2017 was $3.1 million, $3.3 million, and $3.3 million, respectively. The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,401	$4,130
Non-current	$48,321	$36,325

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$3,815	$3,584
Non-current	$42,080	$31,694

The measurement date used to determine the pension and other postretirement benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	PENSION BENEFITS		OTHER BENEFITS
	AT DEC. 31,		AT DEC. 31,
	2019	2018	2019	2018
Weighted-average assumptions used to determine the benefit obligation
Discount rate	3.43%	4.35%	3.25%	4.16%
Rate of compensation increase	2.81%	2.93%	N/A	N/A

	PENSION BENEFITS			OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,			FOR THE YEAR ENDED DEC. 31,
	2019	2018	2017	2019	2018	2017
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.35%	3.73%	4.27%	4.16%	3.47%	3.81%
Expected return on plan assets	6.55%	5.86%	6.08%	N/A	N/A	N/A
Rate of compensation increase	2.81%	2.93%	2.98%	N/A	N/A	N/A

The expected return on plan assets was determined by examining the risk profile of each target category as compared to the expected return on that risk, within the parameters determined by the retirement committee. The result was also compared to the expected rate of return of other comparable plans. In assessing the risk as compared to return profile, historical returns as compared to risk were considered. The historical risk compared to returns was adjusted for the expected future long-term relationship between risk and return. The adjustment for the future risk compared to returns was, in part, subjective and not based on any measurable or observable events. For the calculation of the 2020 periodic expense, Cleco decreased the expected long-term return on plan assets to 5.91%. Cleco expects pension expense to increase in 2020 by approximately $6.0 million due to a decrease in the discount rate and a decrease in expected return on plan assets.

Employee pension plan assets are invested in accordance with the Pension Plan’s Investment Policy Statement. At December 31, 2019, allowable investments included U.S. Equity Portfolios, International Equity - Developed Markets Portfolios, Emerging Markets Equity Portfolios, Multi-Asset Credits, Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), Fixed Income Portfolios - Long Credit, and Real Estate Portfolios.

Real estate funds and the pooled separate accounts are stated at estimated market value based on appraisal reports prepared annually by independent real estate appraisers (members of the American Institute of Real Estate Appraisers). The estimated market value of recently acquired properties is assumed to approximate cost.

Fair Value Disclosures

Cleco classifies assets and liabilities measured at their fair value according to three different levels, depending on the inputs used in determining fair value.

•	Level 1 – unadjusted quoted prices in active, liquid markets for the identical asset or liability,

•
Level 2 – quoted prices for similar assets and liabilities in active markets or other inputs that are observable for the asset or liability, including inputs that can be corroborated by observable market data, observable interest rate yield curves and volatilities, and

•	Level 3 – unobservable inputs based upon the entities’ own assumptions.

There have been no changes in the methodologies for determining fair value at December 31, 2019, and 2018. The following tables disclose the pension plan’s fair value of financial assets measured on a recurring basis:

(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents	$4,810	$—	$4,810	$—
Government securities	19,517	—	19,517	—
Mutual funds
Domestic	102,184	102,184	—	—
International	53,041	53,041	—	—
Real estate funds	18,017	—	—	18,017
Corporate debt	157,109	—	157,109	—
Total	$354,678	$155,225	$181,436	$18,017

Investments measured at net asset value*	103,326
Interest accrual	2,093
Total net assets	$460,097

*Investments measured at net asset value consist of Common/collective trust.

(THOUSANDS)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents	$2,471	$—	$2,471	$—
Common stock	13,111	13,111	—	—
Government securities	19,831	—	19,831	—
Mutual funds
Domestic	79,210	79,210	—	—
International	43,418	43,418	—	—
Real estate funds	20,298	—	—	20,298
Corporate debt	138,391	—	138,391	—
Total	$316,730	$135,739	$160,693	$20,298

Investments measured at net asset value*	73,100
Interest accrual	2,103
Total net assets	$391,933

*Investments measured at net asset value consist of Common/collective trust.

Level 3 valuations are derived from other valuation methodologies including pricing models, discounted cash flow models, and similar techniques. Level 3 valuations incorporate subjective judgments and consider assumptions including capitalization rates, discount rates, cash flows, and other factors that are not observable in the market. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.

The following is a reconciliation of the beginning and ending balances of the pension plan’s real estate funds measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2019, and 2018:

(THOUSANDS)
Balance, Dec. 31, 2017	$19,195
Realized losses	29
Unrealized gains	391
Purchases	710
Sales	(27)
Balance, Dec. 31, 2018	$20,298
Realized gains	370
Unrealized losses	(1,727)
Purchases	759
Sales	(1,683)
Balance, Dec. 31, 2019	$18,017

The market-related value of plan assets differs from the fair value of plan assets by the amount of deferred asset gains or losses. Actual asset returns that differ from the expected return on plan assets are deferred and recognized in the market-related value of assets on a straight-line basis over a five-year period. For 2019, the return on plan assets was 22.17% compared to an expected long-term return of 6.55%. The 2018 return on pension plan assets was (7.31)% compared to an expected long-term return of 5.86%. As of December 31, 2019, none of the pension plan participants’ future annual benefits are covered by insurance contracts.

Pension Plan Investment Objectives

Cleco’s retirement committee has established investment performance objectives of the pension plan assets. Over a three- to five-year period, the objectives are for the pension plan’s annualized total return to:

•	Exceed the (FAS) actuarial assumed rate of return on plan assets, and

•
Exceed the annualized total return of the following customized index (based on the target allocation in the glide path) consisting of a mixture of S&P 500 Index, Russell 2500 Index, Morgan Stanley Capital International All Country World ex U.S. Index, Morgan Stanley Capital International Emerging Markets Index, Customer Index related to Multi-Asset Credit asset class, Bloomberg Barclays Capital Long Credit Index, Bloomberg Barclays 15+ Year Treasury STRIPS, and National Council of Real Estate Investment Fiduciaries Index.

Risk characteristics of the portfolio (annualized standard deviation of returns) should be similar to or less than the custom index.

In order to meet the objectives and to control risk, the retirement committee has established the following guidelines that the investment managers must follow:

U.S. Equity Portfolios

•	Equity holdings of a single company (including common stock and convertible securities) must not exceed 10% of the manager’s portfolio measured at market value.

•	A minimum of 25 stocks should be owned in the portfolio.

•	Equity holdings in any one economic sector should not exceed the lesser of three times the sector’s weighting in the S&P 500 Index or 35% of the portfolio.

•	Equity holdings should represent at least 90% of the portfolio.

•	Marketable common stocks, preferred stocks convertible into common stocks, and fixed income securities convertible into common stocks are the only permissible equity investments.

•	Securities in foreign entities denominated in U.S. dollars are limited to 10%. Securities denominated in currencies other than U.S. dollars are not permitted.

•	The purchase of securities on margin and short sales is prohibited.

International Equity - Developed Markets Portfolios

•	Equity holdings of a single company (including common stock and convertible securities) should not exceed 5% of the manager’s portfolio measured at market value.

•	A minimum of 30 stocks should be owned.

•	Equity holdings in any industry sector should not exceed 35%.

•
A minimum of 50% of the countries within the Morgan Stanley Capital International All Country World ex U.S. Index should be represented within the portfolio. The allocation to an individual country should not exceed the lesser of 30% or 5 times the country’s weighting within the Morgan Stanley Capital International All Country World ex U.S. Index.

•	Currency hedging decisions are at the discretion of the investment manager.

Emerging Markets Portfolios

•	Equity holdings in any single company should not exceed 10% of the manager’s portfolio.

•	A minimum of 30 individual stocks should be owned.

•	Equity holdings of a single industry should not exceed 25%.

•	Equity investments must represent at least 75% of the manager’s portfolio.

•	A minimum of three countries should be represented within the manager’s portfolio.

•	Illiquid securities which are not readily marketable may represent no more than 10% of the manager’s portfolio.

•	Currency hedging decisions are at the discretion of the investment manager.

Multi-Asset Credits

•	Assets can include, but would not be limited to, high yield debt, emerging market debt, global investment grade credit and bank loans, as well as fixed income strategies.

•	Currency hedging decisions are the discretion of the investment manager.

Treasury STRIPS

•
The STRIPS are synthetic zero-coupon bonds that are created by separating each coupon and principal payment of a treasury bond into a separate security. STRIPS take the form of a zero-coupon bond which is sold at a discount to face value and mature at par. They are backed by U.S. Treasury securities.

•	Implementation of the portfolio is either through Treasury Futures or purchase of Treasury STRIPS through an investment manager.

•	The benchmark would be Bloomberg Barclays 15+ Year Treasury STRIPS.

Fixed Income Portfolios - Long Credit

•
Permitted assets include U.S. government and agency securities, corporate securities, mortgage-backed securities, investment-grade private placements, surplus notes, trust preferred, e-caps and hybrids, money-market securities, and senior and subordinated debt.

•	At least 90% of securities must be U.S. dollar denominated.

•	At least 70% of the securities must be investment-grade credit.

•	Securities must have a maximum position size of 5% for A rated securities and 3% for BBB rated securities.

•	The duration of the portfolio must be within +/- 1 year of benchmark.

•	Treasury STRIPS managers will have the discretion to utilize U.S. treasury futures and STRIPS as needed to adjust the portfolio duration.

Real Estate Portfolios

•	Real estate funds should be invested primarily in direct equity positions, with debt and other investments representing less than 25% of the fund.

•	Leverage should be no more than 70% of the market value of the fund.

•	Investments should be focused on existing income-producing properties, with land and development properties representing less than 40% of the fund.

The use of futures and options positions which leverage portfolio positions through borrowing, short sales, or other encumbrances of the Plan’s assets is prohibited. The Long Duration fixed income managers and Treasury STRIPS manger(s) are exempt from the prohibition on derivatives use, due to the nature of long duration fixed income management. Currency hedging is permitted for international investing.

The investment manager of affiliated securities shall not purchase any securities of its organization or affiliated entities.

The following chart shows the dynamic asset allocation based on the funded ratio at December 31, 2019:

	PERCENT OF TOTAL PLAN ASSETS
	AT DEC. 31, 2019
	MINIMUM	TARGET	MAXIMUM
Return-seeking
Domestic equity		19%
International equity		20%
Multi-asset credit		6%
Real estate		5%
Total return-seeking	45%	50%	55%
Liability hedging*	45%	50%	55%

*Liability hedging has no target subcategories

The assumed health care cost trend rates used to measure the expected cost of Other Benefits is 5.0% for 2020 and remains at 5.0% thereafter. The rate used for 2019 was also 5.0%. Assumed health care cost trend rates have a limited effect on the amount reported for Cleco’s health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects on Other Benefits:

	ONE-PERCENTAGE POINT
(THOUSANDS)	INCREASE	DECREASE
Effect on total of service and interest cost components	$14	$(16)
Effect on postretirement benefit obligation	$205	$(229)

The projected benefit payments for the employee pension plan and Other Benefits obligation plan for each year through 2024 and the next five years thereafter are listed in the following table:

(THOUSANDS)	PENSION BENEFITS	OTHER BENEFITS, GROSS
For the year ending Dec. 31,
2020	$24,065	$4,472
2021	$25,293	$4,498
2022	$26,541	$4,554
2023	$27,709	$4,536
2024	$28,741	$4,531
Next five years	$158,810	$21,706

SERP

Certain Cleco officers are covered by SERP. In 2014, SERP was closed to new participants; however, with regard to current SERP participants, including former employees or their beneficiaries, all terms of SERP will continue, other than as described below. SERP is a non-qualified, non-contributory, defined benefit pension plan. Generally, benefits under the plan reflect an employee’s years of service, age at retirement, and the sum of (a) the highest base salary paid out over the last five calendar years and (b) the average of the five highest cash bonuses paid during the 60 months prior to retirement. SERP benefits are reduced by retirement benefits received from any other defined benefit pension plan, supplemental executive retirement plan, or Cleco contributions under the enhanced 401(k) Plan to the extent such contributions exceed the amount the employee would have received under the terms of the original 401(k) Plan. Two executive officers’ SERP benefits were capped as of December 31, 2017, with regard to final compensation; however, adjustments will continue with regard to age and tenure with Cleco. Additionally, these executive officers had their annual bonuses set at target rather than actual awards for 2017 for the average incentive award portion of their SERP benefit calculation. A third executive officer’s SERP benefit amount will be set at a specified amount based upon the year of separation. Management reviews current market trends as it evaluates Cleco’s future compensation strategy.

Cleco does not fund the SERP liability, but instead pays for current benefits out of the general funds available. Cleco Power has formed a rabbi trust. The life insurance policies issued on SERP participants designate the rabbi trust as the beneficiary. Market conditions could have a significant impact on the cash surrender value of the life insurance policies. Proceeds from the life insurance policies are expected to be used to pay the SERP participants’ death benefits, as well as future SERP payments. However, because SERP is a non-qualified plan, the assets of the trust could be used to satisfy general creditors of Cleco Power in the event of insolvency. All SERP benefits are paid out of the general cash available of the respective companies that employed the officer. Cleco Power is the plan sponsor and Support Group is the plan administrator.

SERP’s funded status at December 31, 2019, and 2018 is presented in the following table:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Change in benefit obligation
Benefit obligation at beginning of period	$78,414	$84,339
Service cost	330	542
Interest cost	3,326	3,077
Actuarial loss (gain)	11,608	(5,163)
Benefits paid	(4,550)	(4,381)
Benefit obligation at end of period	$89,128	$78,414

SERP’s accumulated benefit obligation at December 31, 2019, and 2018 is presented in the following table:

	SERP BENEFITS
	AT DEC. 31,
(THOUSANDS)	2019	2018
Accumulated benefit obligation	$89,128	$78,414

The following table presents net actuarial gains/losses and prior service costs/credits included in other comprehensive income or regulatory assets related to current year gains and losses as a result of being amortized as a component of net periodic benefit costs for SERP for December 31, 2019, and 2018:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Net actuarial loss (gain) occurring during year	$11,608	$(5,163)
Net actuarial loss amortized during year	$1,544	$2,913
Prior service credit amortized during year	$(160)	$(160)

The following table presents net actuarial losses and prior service credit in accumulated other comprehensive income and regulatory assets that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2020 for SERP at December 31, 2020, 2019, and 2018:

	SERP BENEFITS
	AT DEC. 31,
(THOUSANDS)	2020	2019	2018
Net actuarial loss	$3,171	$28,731	$17,261
Prior service credit	$(160)	$(1,678)	$(1,837)

The non-service components of net periodic benefit cost related to SERP are included in Other income (expense), net within Cleco and Cleco Power’s Consolidated Statements of Income. The components of the net SERP costs for 2019, 2018, and 2017 are as follows:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Components of periodic benefit costs
Service cost	$330	$542	$494
Interest cost	3,326	3,077	3,239
Amortizations
Prior service credit	(160)	(160)	(190)
Net loss	1,544	2,913	2,105
Net periodic benefit cost	5,040	6,372	5,648
Special/contractual termination benefits	—	—	315
Total benefit cost	$5,040	$6,372	$5,963

There was a remeasurement of SERP at March 30, 2017, to reflect a special termination benefit resulting from an executive officer’s separation agreement. On the date of the remeasurement, the discount rate decreased from 4.22% to 4.08%. This remeasurement resulted in a special termination benefit for the executive officer of $0.3 million.

The measurement date used to determine the SERP benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	SERP BENEFITS
	AT DEC. 31,
	2019	2018
Weighted-average assumptions used to determine the benefit obligation
Discount rate	3.37%	4.34%
Rate of compensation increase	5.00%	5.00%

	SERP BENEFITS
	JAN. 1, 2019 - DEC. 31, 2019	JAN. 1, 2018 - DEC. 31, 2018	MAR. 31, 2017 - DEC. 31, 2017	JAN. 1, 2017 - MAR. 30, 2017
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.34%	3.70%	4.08%	4.22%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

The expense related to SERP reflected on Cleco Power’s Consolidated Statements of Income for the years ended December 31, 2019, 2018, and 2017 was $0.8 million, $1.4 million, and $1.3 million, respectively.

Liabilities relating to SERP are reported on the individual subsidiaries’ financial statements. The current and non-current portions of the SERP liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,599	$4,478
Non-current	$84,529	$73,936

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$760	$930
Non-current	$13,964	$12,025

The projected benefit payments for SERP for each year through 2024 and the next five years thereafter are shown in the following table:

(THOUSANDS)	2020	2021	2022	2023	2024	NEXT FIVE YEARS
SERP	$4,662	$4,689	$4,698	$4,710	$4,753	$24,861

401(k) Plan

Cleco’s 401(k) Plan is intended to provide active, eligible employees with voluntary, long-term savings and investment opportunities. The 401(k) Plan is a defined contribution plan and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974. In accordance with the 401(k) Plan, employer contributions are made in the form of cash. Cash contributions are invested in proportion to the participant’s voluntary contribution investment choices. Participation in the Plan is voluntary and active Cleco employees are eligible to participate. Cleco’s 401(k) was amended upon the close of the Cleco Cajun Transaction to include Cleco Cajun employees. Cleco’s 401(k) Plan expense for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$7,861	$5,884	$5,386

Cleco Power is the plan sponsor for the 401(k) Plan. The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$3,408	$1,066	$888